Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,400	$ 1,700	$ 1,737
Realized	(6)	(1)	(1)
Unrealized	28	(23)	16
Net unrealized gains (losses) included in OCI	(6)	34	56
Transfer in to Level 3			20
Purchases/Issuances	295	276	55
Sales/Settlements	(205)	(586)	(457)
Closing balance	1,506	1,400	1,426
Opening balance	(294)	(254)	(869)
Realized	6	1	1
Unrealized	(486)	(50)	(34)
Transfer in to Level 3	(2)	2	(37)
Transfer out of Level 3	(5)	(1)	31
Purchases/Issuances	(2)	(3)	(112)
Sales/Settlements	92	11	140
Closing balance	(691)	(294)	(880)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4	15	(601)
Unrealized	(387)	(18)	(52)
Transfer in to Level 3	(2)	2	(37)
Transfer out of Level 3	(5)	(1)	31
Purchases/Issuances	(2)	(3)	(102)
Sales/Settlements	25	9	114
Closing balance	(367)	4	(647)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(28)	(5)	(1)
Unrealized	(47)	(24)	(2)
Sales/Settlements	1	1	3
Closing balance	(74)	(28)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	48	41	56
Unrealized	(4)	12	3
Purchases/Issuances		2	1
Sales/Settlements	1	(7)	(13)
Closing balance	45	48	47
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(107)	(108)	(112)
Realized	6	1	1
Unrealized	(8)		(1)
Sales/Settlements	(4)
Closing balance	(113)	(107)	(112)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	98	100	104
Realized	(6)	(1)	(1)
Unrealized	9	(1)	1
Closing balance	101	98	104
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(163)	(156)	(155)
Unrealized	(44)	(8)	21
Purchases/Issuances			(10)
Sales/Settlements	70	1	23
Closing balance	(137)	(163)	(121)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	212	245	252
Unrealized	15	(32)	12
Purchases/Issuances			44
Sales/Settlements	(166)	(1)	(42)
Closing balance	61	212	266
Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	16	7	7
Unrealized	3	(1)
Transfer in to Level 3			7
Purchases/Issuances		10
Closing balance	19	16	14
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	240	275	291
Net unrealized gains (losses) included in OCI	19	36	49
Transfer in to Level 3			(7)
Purchases/Issuances	17	20	10
Sales/Settlements	(7)	(91)	(60)
Closing balance	269	240	283
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	135	137	173
Sales/Settlements	(33)	(2)	(13)
Closing balance	102	135	160
Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	25	26	23
Unrealized	5	(1)
Closing balance	30	25	23
Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Net unrealized gains (losses) included in OCI			3
Transfer in to Level 3			20
Closing balance			23
Business and government [member] | Loans mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	626	869	831
Net unrealized gains (losses) included in OCI	(25)	(2)	4
Purchases/Issuances	278	244
Sales/Settlements		(485)	(329)
Closing balance	$ 879	$ 626	$ 506